ACCOUNTING POLICIES - Determination of the Aggregation of Operating Segments (Details)	12 Months Ended
Dec. 31, 2021 segment
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Number of operating segments	2
Number of reporting segments	1